Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Options and Weighted Average Exercise Prices

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2023	11,721,676	2.94
Granted	2,733,139	0.82
Forfeited	(97,180)	1.37
Lapsed	(253,454)	1.42
Exercised[1]	(102,957)	0.04
Outstanding at December 31, 2023	14,001,224	2.59
Granted	6,273,782	0.24
Forfeited	(2,121,862)	0.50
Lapsed	(812,004)	0.48
Exercised[2]	(165,836)	0.04
Outstanding at December 31, 2024	17,175,304	2.11
Granted	3,478,076,732	0.001
Forfeited	(54,370,598)	0.005
Cancelled	(14,380,933)	1.75
Lapsed	(460,693)	4.23
Exercised[3]	(29,123)	0.04
Outstanding at December 31, 2025[4]	3,426,010,689	0.004
Vested and exercisable at December 31, 2025	2,017,885,680	0.005
Vested and exercisable at December 31, 2024	9,318,921	3.43
Vested and exercisable at December 31, 2023	7,564,156	3.61

1. The weighted average share price at the date of exercise of these options was £0.68
2. The weighted average share price at the date of exercise of these options was £0.15
3. The weighted average share price at the date of exercise of these options was £0.04
4. The exercise price of outstanding share options ranges from £0.0004 to £16.57

Summary of Principal Assumptions Used for Valuation of Share Options

The following principal assumptions were used in the valuation for 2023 share options:

	Options granted on
	Jan 11, 2023	Jan 11, 2023	Jan 11, 2023
Vesting dates	Jan 11, 2024	Jan 11, 2024	Jan 11, 2024
	Jan 11, 2025	Jan 11, 2025	Jan 11, 2025
	Jan 11, 2026	Jan 11, 2026	Jan 11, 2026
	Jan 11, 2027	Jan 11, 2027	Jan 11, 2027
Volatility[1]	97.11%	105.11%	116.33%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	3.31%	3.34%	3.38%
Fair value of option at grant date[1]	£0.87	£1.19	£1.19
Fair value of share at grant date	£1.23	£1.23	£1.23
Exercise price at date of grant	£1.23	£0.04	£0.04
Lapse date	Jan 11, 2033	Jan 11, 2033	—
Expected option life (years)[1]	4.5	3.5	2.5
Number of options granted	1,774,176	655,425	219,163

	Jun 16, 2023	Jun 16, 2023	Jul 12, 2023
Vesting dates	Jun 16, 2024	Jun 16, 2024	Jul 12, 2024
Volatility[1]	121.58%	124.98%	106.61%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	4.98%	4.99%	5.21%
Fair value of option at grant date[1]	£0.56	£0.55	£0.42
Fair value of share at grant date	£0.59	£0.59	£0.62
Exercise price at date of grant	£0.04	£0.04	£0.62
Lapse date	Jun 16, 2033	—	Jul 12, 2033
Expected option life (years)[1]	2.0	1.0	3.0
Number of options granted	37,500	9,375	37,500

1. Represents the average for the options granted

The following principal assumptions were used in the valuation for 2024 share options:

	Options granted on
	Mar 13-14, 2024	Mar 13, 2024	Mar 13, 2024
Vesting dates	Mar 13-14, 2025	Mar 13, 2025	Mar 13, 2025
	Mar 13-14, 2026	—	Mar 13, 2026
	Mar 13-14, 2027	—	Mar 13, 2027
	Mar 13-14, 2028	—	Mar 13, 2028
Volatility[1]	104.73%	110.40%	111.25%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	3.92%	4.06%	4.03%
Fair value of option at grant date[1]	£0.22	£0.20	£0.27
Fair value of share at grant date	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.30	£0.30	£0.04
Lapse date	Mar 13-14, 2034	Mar 13, 2034	Mar 13, 2034
Expected option life (years)[1]	4.5	3.0	3.5
Number of options granted	4,532,313	234,375	842,000

	Mar 13, 2024	Mar 13, 2024	Mar 13, 2024
Vesting dates	Mar 13, 2025	Mar 13, 2025	Mar 13, 2025
	Mar 13, 2026	—	—
	Mar 13, 2027	—	—
	Mar 13, 2028	—	—
Volatility[1]	111.50%	125.90%	103.00%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	4.21%	4.27%	4.59%
Fair value of option at grant date[1]	£0.27	£0.27	£0.26
Fair value of share at grant date	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.04	£0.04	£0.04
Lapse date	—	Mar 13, 2034	—
Expected option life (years)[1]	2.5	2.0	1.0
Number of options granted	547,906	93,750	23,438

1. Represents the average for the options granted

15. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2025 share options:

	Options granted on
	Jun 20, 2025	Jun 20, 2025	Jun 20, 2025
Vesting dates	Jun 20, 2026	Jun 20, 2026	Jun 20, 2026
	Jun 20, 2027	Jun 20, 2027	—
	Jun 20, 2028	Jun 20, 2028	—
	Jun 20, 2029	Jun 20, 2029	—
Volatility[1]	190.44%	211.97%	253.88%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	3.91%	3.84%	3.75%
Fair value of option at grant date[1]	£0.004	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004	£0.004
Exercise price at date of grant	£0.004	£0.0004	£0.0004
Lapse date	Jun 20, 2035	Jun 20, 2035	Jun 20, 2035
Expected option life (years)[1]	4.5	3.5	2.0
Number of options granted	196,266,198	1,108,027,715	157,982,220

	Jun 20, 2025	Jun 20, 2025
Vesting dates	Jun 20, 2025	Jun 20, 2025
Volatility[1]	348.99%	253.88%
Dividend yield	0%	0%
Risk-free investment rate[1]	3.62%	3.75%
Fair value of option at grant date[1]	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004
Exercise price at date of grant	£0.0004	£0.004
Lapse date	Jun 20, 2035	Jun 20, 2035
Expected option life (years)[1]	1.0	2.0
Number of options granted	1,304,702,251	711,098,349

1. Represents the average for the options granted